Core Fixed Income Series Gartmore Bond Fund Gartmore Tax-Free Income Fund Gartmore Government Bond Fund Class X and Class Y Shares Gartmore Funds	www.gartmorefunds.com
Prospectus September 1, 2003

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Table of Contents

Fund Summaries	3
Gartmore Bond Fund
Gartmore Tax-Free Income Fund
Gartmore Government Bond Fund

More About the Funds	12
Temporary Investments
Principal Investments and Techniques
Principal Risks

Management	15
Investment Adviser

Buying, Selling and Exchanging Fund Shares	16
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

Distributions and Taxes	23
Distributions of Income Dividends
Gartmore Tax-Free Income Fund
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Selling and Exchanging Fund Shares
Other Tax Information

Financial Highlights	24

Additional Information	Back Cover

1

Fund Summaries

This prospectus provides information about three funds (the "Funds") offered by Gartmore Mutual Funds. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund’s investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page 12. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

A Quick Note about Share Classes

The Funds have six share classes, including the following offered in this prospectus.

Gartmore Bond Fund
  Class X (formerly Class B shares)
  Class Y (formerly Class C shares)
Gartmore Tax-Free Income Fund
  Class X (formerly Class B shares)
  Class Y (formerly Class C shares)
Gartmore Government Bond Fund
  Class X (formerly Class B shares)
  Class Y (formerly Class C shares)
The Funds currently offer six classes of shares: Class A, Class B, Class C and Class D shares (all of which are offered in another prospectus) and Class X and Class Y shares (which are offered in this prospectus and are not available to new investors). Prior to September 1, 2003, Class X and Class Y shares were designated Class B and Class C shares, respectively. Only shareholders owning shares of the prior Class B and Class C shares of one or more of the Funds as of September 1, 2003 are eligible to purchase the newly designated Class X and Class Y shares of the Fund(s) that they owned as of that date.

The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that’s right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about the share classes, see "Buying, Selling and Exchanging Fund Shares—Differences between the Share Classes" beginning on page 16.

2

Fund Summaries — Gartmore Bond Fund

Objective and Principal Strategies

The Fund seeks as high a level of current income as is consistent with preservation of capital.

To achieve its objective, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund’s shares. It seeks to achieve its objective by investing primarily in investment-grade securities, focusing largely on corporate bonds and U.S. government securities. Under normal conditions, the Fund invests at least 80% of its net assets in bonds, which include debentures and notes.

Investment-grade securities

The Fund focuses on "investment grade" taxable debt securities, including corporate debt instruments that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor’s Corporation or Moody’s Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer’s financial condition and stability, and assigns a rating to the security. By measuring the issuer’s ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

Duration is a measure of the expected life of the Fund’s portfolio on a present value basis reflecting both principal and interest payments.

The Fund also invests in foreign government and corporate bonds, denominated in U.S. dollars, and in mortgage-backed and asset-backed securities. It may also invest in commercial paper rated in one of the two highest rating categories by a rating agency.

The Fund’s portfolio manager will consider the duration of particular bonds and the Fund’s overall portfolio when managing the Fund. The Fund will have a duration of four to seven years. In choosing to buy a debt security, the portfolio manager looks for value. A security may be sold to take advantage of more favorable opportunities. The Fund may sell a debt security as it gets closer to maturity in order to maintain the Fund’s target duration and achieve an attractive total return.

Principal Risks

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund’s investments decrease. The value of your shares will also be impacted in part by the portfolio manager’s ability to assess economic conditions and investment opportunities.

Interest rate and inflation risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer’s financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

Prepayment risk and extension risk. The issuers of mortgage- and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

Foreign risk. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks involve political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

3

Fund Summaries — Gartmore Bond Fund

Event risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds may decline significantly.

For additional information, see "More about the Funds" beginning page 12.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility—or variability—of the Fund’s annual total returns over time, and shows that fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the average annual total returns for Class X and Class Y shares on a before-tax basis (and on an after-tax basis for Class X shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

____________________
1      These annual returns do not include sales charges and do not reflect the effect of taxes and, through May 11, 1998, are based on the performance of the Fund’s predecessor fund, which was achieved prior to the creation of Class X shares (formerly Class B shares), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund’s current 30-day yield.

Average annual returns[1] – as of 12/31/02	1 year	5 years	10 years

Class X shares—Before Taxes[2]	3.42%	5.18%	6.25%

Class X shares—After Taxes on
Distributions(2)	1.48%	3.02%	3.74%

Class X shares—After Taxes on
Distributions and Sale of Shares[2]	2.05%	3.04%	3.72%

Class Y shares—Before Taxes[2]	6.38%	5.71%	6.35%

Lehman Brothers Govt./Credit
Bond Index[3]	11.04%	7.62%	7.61%

____________________
1    These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

2    Effective September 1, 2003, Class B and Class C shares of the Fund were redesignated as Class X and Class Y shares, respectively. These returns through May 11, 1998 are based on the performance of the Fund’s predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, prior to the creation of Class Y shares, is based on the performance of Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares’ average annual total returns are similar to what Class X and Class Y shares would have produced because Class X and Class Y shares invest in the same portfolio of securities as Class D shares. For Class X and Class Y shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class X and Class Y shares would have been lower.

3    The Lehman Brothers Government/Credit Bond Index—an unmanaged index of government and corporate bonds—gives a broad look at how the prices of U.S. government and corporate bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

4

Fund Summaries — Gartmore Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

Shareholder Fees[1]
(paid directly from your investment)	Class X	Class Y
	shares	shares

Maximum Sales Charge	None	1.00%
(Load) imposed on
purchases (as a percentage
of offering price)

Maximum Deferred Sales	5.00%[2]	1.00%[3]
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)

Annual Fund Operating Expenses	Class X	Class Y
(deducted from Fund assets)	shares	shares

Management Fees	0.50%	0.50%

Distribution and/or Service
(12b-1) Fees	0.85%	0.85%

Other Expenses [4]	0.27%	0.27%

Total Annual Fund
Operating Expenses	1.62%	1.62%

____________________
1    If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2    A contingent deferred sales charge ("CDSC") ranging from 5% to 1% is charged when you sell Class X shares within the first six years of purchase. Class X shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares—Selling Shares—Contingent deferred sales charge (CDSC) on Class X and Class Y Shares" beginning on page 19.

3    A CDSC of 1% is charged when you sell Class Y shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares—Selling Shares—Contingent deferred sales charge (CDSC) on Class X and Class Y shares" on page 19.

4    "Other Expenses" have been restated to reflect revised fees under the Fund’s fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class X shares	$165	$511	$881	$1,702

Class Y shares	$263	$606	$972	$2,003

You would pay the following expenses on the same investment if you did not sell your shares:

	1 year	3 years	5 years	10 years

Class X shares	$665	$811	$1,081	$1,702

Class Y shares	$365	$606	$972	$2,003

5

Fund Summaries — Gartmore Bond Fund

Objective and Principal Strategies

The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital through investing in investment-grade municipal obligations.

Municipal obligations

Municipal obligations are issued by, or on behalf of, states, cities and other local governmental entities, to pay for construction and other projects. They are loans that investors make to a government or governmental entity; the government or governmental entity gets the cash it needs to complete its project and the lenders earn interest payments and get their principal back.

To achieve its objective, the Fund invests at least 80% of its net assets in securities, the interest income from which is exempt from federal income taxes. In addition, the Fund may also invest up to 20% of its net assets in securities, the interest income from which is treated as a preference item for purposes of the federal alternative minimum tax. The Fund focuses on municipal obligations that have been rated within the four highest rating categories by a rating agency (such as Standard & Poor’s Corporation or Moody’s Investors Service, Inc.), or if not rated, are of equivalent quality. These obligations are issued by states, U.S. territories, and their political subdivisions.

The Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities, and floating and variable-rate bonds. In choosing to buy a security, the portfolio manager looks for value. A security may be sold to take advantage of more favorable opportunities.

Principal Risks

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund’s investments decrease. The value of your shares will also be impacted in part by the portfolio manager’s ability to assess economic conditions and investment opportunities.

Interest rate and inflation risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher

6 yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer’s financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

Tax risk. As a shareholder in the Fund, you may also face two types of tax risk. There is a risk that the federal income tax rate will be reduced and the value of the tax-exemption will be less valuable. There is also the risk that a municipal bond, which is issued as tax-exempt, will eventually be declared taxable.

For additional information, see "More About the Funds" beginning on page 12.

6

Fund Summaries — Gartmore Tax-Free Income Fund

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility—or variability—of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the average annual total returns for Class X and Class Y shares on a before-tax basis (and on an after-tax basis for Class X shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

____________________
1      These annual returns do not include sales charges and do not reflect the effect of taxes and, through May 11, 1998, are based on the performance of the Fund’s predecessor fund, which was achieved prior to the creation of Class X shares (formerly Class B shares), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund’s current 30-day yield.

Average annual returns[1] – as of 12/31/02	1 year	5 years	10 years

Class X shares—Before Taxes[2]	2.57%	4.04%	5.32%

Class X shares—After Taxes on
Distributions[2]	2.57%	3.99%	5.27%

Class X shares—After Taxes on
Distributions and Sale of Shares[2]	3.12%[3]	4.05%[3]	5.19%

Class Y shares—Before Taxes[2]	5.66%	4.51%	5.40%

Lehman Brothers Municipal
Bond Index[4]	9.60%	6.06%	6.71%

____________________
1    These returns reflect performance after sales charges and expenses are deducted, and include the performance of the Fund’s predecessor for periods prior to May 11, 1998.

2    Effective September 1, 2003, Class B and Class C shares of the Fund were redesignated as Class X and Class Y shares, respectively. These returns through May 11, 1998 are based on the performance of the Fund’s predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, prior to the creation of Class Y shares, is based on the performance of Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares’ average annual total returns are similar to what Class X and Class Y shares would have produced because Class X and Class Y shares invest in the same portfolio of securities as Class D shares. For Class X and Class Y shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class X and Class Y shares would have been lower.

3    The performance for "Class X shares—After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes, if any, that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

4    The Lehman Brothers Municipal Bond Index—an unmanaged index of municipal bonds—gives a broad look at how the bond prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

7

Fund Summaries — Gartmore Tax-Free Income Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees[1]
(paid directly from your investment)	Class X	Class Y
	shares	shares

Maximum Sales Charge	None	1.00%
(Load) imposed on
purchases (as a percentage
of offering price)

Maximum Deferred Sales	5.00%[2]	1.00%[3]
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)

Annual Fund Operating Expenses	Class X	Class Y
(deducted from Fund Assets)	shares	shares

Management Fees	0.50%	0.50%

Distribution and/or Service
(12b-1) Fees	0.85%	0.85%

Other Expenses[4]	0.24%	0.24%

Total Annual Fund
Operating Expenses	1.59%	1.59%

____________________
1    If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2    A CDSC ranging from 5% to 1% is charged when you sell Class X shares within the first six years of purchase. Class X shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares—Selling Shares—Contingent deferred sales charge (CDSC) on Class X and Class Y Shares" beginning on page 19

3    A CDSC of 1% is charged when you sell Class Y shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares—Selling Shares—Contingent deferred sales charge (CDSC) on Class X and Class Y shares" on page 19.

4    "Other Expenses" have been restated to reflect revised fees under the Fund’s fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 years	3 year	5 years	10 years

Class X shares	$162	$502	$866	$1,653

Class Y shares	$260	$597	$957	$1,970

You would pay the following expenses on the same investment if you did not sell your shares:

	1 years	3 year	5 years	10 years

Class X shares	$662	$802	$1,066	$1,653

Class Y shares	$362	$597	$957	$1,970

8

Fund Summaries — Gartmore Government Bond Fund

Objective and Principal Strategies

The Fund seeks as high a level of current income as is consistent with the preservation of capital.

Bond maturity
Bond maturity simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond’s maturity, the higher the interest rate. This compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.

Duration is a measure of the expected life of the Fund’s portfolio on a present value basis reflecting both principal and interest payments.

To achieve its objective, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund’s shares. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The Fund may also invest in mortgage-backed securities issued by U.S. government agencies. The dollar-weighted average portfolio maturity of the Fund’s assets will generally be five to nine years.

To select investments that fit the Fund’s objectives, the portfolio manager uses interest rate expectations, yield-curve analysis (determining whether a short, intermediate, or long-term duration is appropriate based on interest rates), economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that the portfolio manager believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.

The Fund’s portfolio manager will consider the duration of particular bonds and the Fund’s overall portfolio when managing the Fund. The Fund will typically have a duration of four to six years.

Principal Risks

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund’s investments decrease. The value of your shares will also be impacted in part by the portfolio manager’s ability to assess economic conditions and investment opportunities.

Interest rate and inflation risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security of the Fund may be lowered if an issuer’s financial condition changes, which may lead to a greater price fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, backed only by the issuing agency, and subject to some credit risk.

Prepayment risk and extension risk. The issuers of mortgage-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

For additional information, see "More About the Funds" beginning on page 12.

9

Fund Summaries — Gartmore Government Bond Fund

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility—or variability—of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. These returns are shown on a before-tax basis and without sales charges. The table shows the average annual total returns for Class X and Class Y shares on a before-tax basis (and on an after-tax basis for Class X shares) for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

____________________
1     These annual returns do not include sales charges and do not reflect the effect of taxes and, through May 11, 1998, are based on the performance of the Fund’s predecessor fund, which was achieved prior to the creation of Class X shares (formerly Class B shares), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). . If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-848-0920 for the Fund’s current 30-day yield.

Average annual returns 1 – as of 12/31/02	1 year	5 years	10 years

Class X shares—Before Taxes[2]	5.13%	6.34%	6.87%

Class X shares—After Taxes on
Distributions[2]	3.10%	4.14%	4.56%

Class X shares—After Taxes on
Distributions and Sale of Shares[2]	3.34%	4.02%	4.39%

Class Y shares—Before Taxes[2]	8.09%	6.83%	6.96%

Merrill Lynch Government
Master Index[3]	11.30%	7.73%	7.54%

____________________
1    These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

2    Effective September 1, 2003 Class B and Class C shares of the Fund were redesignated as Class X and Class Y shares, respectively. These returns through May 11, 1998 are based on the performance of the Fund’s predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, prior to the creation of Class Y shares, is based on the performance of Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares’ average annual total returns are similar to what Class X and Class Y shares would have produced because Class X and Class Y shares invest in the same portfolio of securities as Class D shares. For Class X and Class Y shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class X and Class Y shares would have been lower.

3    The Merrill Lynch Government Master Index gives a broad look at how U.S. government bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

10

Fund Summaries — Gartmore Government Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees[1]	Class X	Class Y
(paid directly from your investment)	shares	shares

Maximum Sales Charge	None [1]	1.00%
(Load) imposed on
purchases (as a percentage
of offering price)

Maximum Deferred Sales	5.00%[2]	1.00%[3]
Charge (Load) imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)

Annual Fund Operating Expenses	Class X	Class Y
(deducted from Fund assets)	shares	shares

Management Fees	0.50%	0.50%

Distribution and/or Service
(12b-1) Fees	0.85%	0.85%

Other Expenses[4]	0.23%	0.23%

Total Annual Fund
Operating Expenses[5]	1.58%	1.58%

____________________
1    If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2    A CDSC ranging from 5% to 1% is charged when you sell Class X shares within the first six years of purchase. Class X shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares—Selling Shares—Contingent deferred sales charge (CDSC) on Class X and Class Y Shares" beginning on page 19.

3    A CDSC of 1% is charged when you sell Class Y shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares—Selling Shares—Contingent deferred sales charge (CDSC) on Class X and Class Y shares" on page 19.

4    "Other Expenses" have been restated to reflect revised fees under the Fund’s fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

5    Gartmore Mutual Fund Capital Trust ("GMF"), the Fund’s investment adviser, and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 0.79% for Class X and Class Y shares at least through February 29, 2004. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement was made.

Example

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 years	3 year	5 years	10 years

Class X shares	$161	$499	$860	$1,698

Class Y shares	$259	$594	$952	$1,960

You would pay the following expenses on the same investment if you did not sell your shares:

	1 years	3 year	5 years	10 years

Class X shares	$661	$799	$1,060	$1,698

Class Y shares	$361	$594	$952	$1,960

11

More About the Funds

Temporary Investments

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Funds’ adviser believes that business, economic, political or financial conditions warrant, a Fund (except the Gartmore Tax-Free Income Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S.

Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in this manner. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

Principal Investments and Techniques

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The Statement of Additional Information ("SAI") contains additional information about all of the Funds, including the Funds’ other investment techniques. To obtain a copy of the SAI, see the back cover.

Investment-grade bonds (All Funds). The Funds may invest in investment-grade bonds. These include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer’s financial condition and stability and assigns a rating to the security. If a rating agency changes the bond’s rating, it may affect the bond’s value. By measuring the issuer’s ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

Medium-grade obligations (Bond and Tax-Free). Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by GMF to consider what action, if any, a Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

U.S. government securities (Bond and Government Bond).

The Funds may invest in U.S. government securities. These securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

  The Federal Housing Administration, the Farmers Home
  Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
  The Federal Home Loan Banks;
  The Federal National Mortgage Association ("FNMA");
  The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
  The Federal Farm Credit Banks.
Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these securities. With respect to credit risk, securities issued by some government agencies are only backed by the issuing agency, and are subject to some credit risk. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

Zero-coupon securities (Tax-Free). Zero-coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero-coupon securities are sold at a deep discount.

Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero-coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of their assets at inappropriate times in order to generate cash to make the distributions.

12

More About the Funds

Mortgage-backed and asset-backed securities (Bond and Government Bond). These Funds may invest in mortgage-backed and asset-backed securities. U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers; however, as a principal strategy, the Government Bond Fund will not invest in mortgage-backed securities issued by private issuers. Collateralized mortgage obligations ("CMOs") are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs can be issued by the U.S. government or its agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk if they are issued by private issuers. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund’s income. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the Fund’s portfolio manager expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities. Only the Bond Fund will invest in asset-backed securities as a principal technique.

Floating- and variable-rate securities (All Funds). The Funds may invest in floating- and variable-rate securities. Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested when the market is paying a lower interest rate, reducing a Fund’s income. A Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities they would otherwise purchase.

Municipal obligations (Tax-Free). Municipal obligation interest is generally exempt from federal income taxes. Municipal obligations include revenue bonds (which are paid from the revenue of a specific project), general-obligation bonds (which are backed by the taxing power of the issuer), and moral-obligation bonds (which are normally issued by special-purpose public authorities). If the issuer of moral-obligation bonds is unable to pay interest from current revenues, it can draw from a reserve fund, the restoration of which is a moral commitment but not a legal obligation of that issuer. The principal risks of municipal obligations are credit risk and interest rate risk, although local, political and economic factors may also adversely affect the value and liquidity of municipal securities.

Maturity (All Funds). Every debt security has a stated maturity date—when the issuer must repay the debt security’s entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond’s "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed bonds.

A bond mutual fund has no stated maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond’s maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective, rather than the stated, maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

Duration (All Funds). Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received

13

More About the Funds

to produce a value expressed in years—the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security’s life.

Principal Risks

Foreign Risk (Bond).  Investments in foreign securities involves special risks not presented by U.S. investments. These special risks can increase the chances that the Fund will lose money.

  Country.  General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund’s securities that trade in that country. These movements will affect the Fund’s share price and the Fund’s performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

  Company.  Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Generally, the Fund can decrease in value when the individual securities it owns decrease in value. A company’s securities can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that security.

14

Management

Investment Adviser

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road,
Conshohocken, Pennsylvania 19428, manages the investment of the Funds’ assets and supervises the daily business affairs of the Funds. GMF was organized in 1999 and advises mutual funds. As of June 30, 2003, GMF and its U.S. affiliates had approximately $35.2 billion in assets under management, including approximately $19.1 billion managed by GMF.

Each Fund pays GMF a management fee which is based on the Fund’s average daily net assets. The total management fees paid by such Funds for the fiscal year ended October 31, 2002, expressed as a percentage of a Fund’s average daily net assets and not taking into account any applicable waivers, were as follows:

Gartmore Bond Fund	0.50%
Gartmore Tax-Free Income Fund	0.50%
Gartmore Government Bond Fund	0.50%

Portfolio Managers

Gartmore Bond Fund. Thomas S. Leggett, CFA, is responsible for the day-to-day management of the Gartmore Bond Fund. Mr. Leggett joined Nationwide Insurance in 1982 as a securities analyst. In 2002, Mr. Leggett was promoted to Associate Vice-President for Nationwide Insurance. Prior to that, he was an Investment Officer for four years. Mr. Leggett also currently manages bond portfolios for two Nationwide Insurance retirement accounts.

Gartmore Tax-Free Income Fund. Alpha Benson, Director of Municipal Securities, joined Nationwide Insurance in 1977 as a financial analyst. Ms. Benson has managed the Gartmore Tax-Free Income Fund and its predecessor from its inception in March 1986, and managed the Financial Horizons Investment Trust Municipal Bond Fund from March 1997 to May 1998.

Gartmore Government Bond Fund. Gary R. Hunt, CFA, has either managed or co-managed the Gartmore Government Bond Fund, and its Predecessor Funds, since March 1997. He also manages the Gartmore GVIT Government Bond Fund and the Nationwide Global U.S.
Government Bond Fund. Mr. Hunt joined Nationwide, an affiliate of the Fund’s investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Treasury, Agency and Agency Mortgage Backed sector for Nationwide Insurance.

15

Buying, Selling and Exchanging Fund Shares

Differences Between the Share Classes

As noted in the Fund Summaries, each Fund offers different share classes to give investors different price and cost options. If you owned Class B or Class C shares on September 1, 2003, your shares were re-designated as Class X or Class Y shares, respectively, effective as of that date. The change in the names of the share classes of the Funds will not generally affect the operations of these two classes.

Beginning September 1, 2003, Class X and Class Y shares of a Fund may only be purchased by the then existing Class X and Class Y shareholders (former Class B and Class C shareholders, respectively) of that Fund as a subsequent purchase or through the reinvestment of dividends and/or distributions. Specifically, only Class X shareholders of a particular Fund will be permitted to purchase additional Class X shares of that Fund, and only Class Y shareholders of a Fund will be permitted to purchase additional Class Y shares of that Fund. To make a subsequent purchase, you must purchase through the same account and in the same capacity. If you sell or exchange all of your Class X or Class Y shares of a Fund, you may not purchase Class X or Class Y shares of the Fund in the future. Shareholders eligible to purchase Class X or Class Y shares should not purchase Class B or Class C shares, respectively.

The following sales charges will generally apply:

Front-end Sales Charge when you purchase:
Class Y shares
Class A shares

Contingent Deferred Sales Charge (CDSC)2:
Class X shares if you sell your shares within six years of purchase
Class Y shares if you sell your shares within one year of purchase

Sales charges are paid to the Funds’ distributor, Gartmore Distribution Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class X, Class Y and Class A shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

The following chart outlines the differences between Class X, Class Y and Class A shares:

Class X shares	Class Y shares	Class A shares 1

No front-end sales charge, so your full investment immediately goes toward buying shares	Front-end sales charge means that a portion of your initial investment goes toward the sales charge and is not invested. Front-end Sales Charge on Class Y is lower than Class A shares	Front-end sales charge means that a portion of your initial investment goes toward the sales charge, and is not invested

No reductions of the CDSC available, but waivers are available	Like Class X shares, no reductions of the CDSC are available, but waivers are available	Reductions and waivers of the sales charge available

Higher distribution and service fees than Class A shares mean higher fund expenses and lower dividends per share	Higher distribution and service fees than Class A shares mean higher fund expenses and lower dividends per share	Lower expenses than Class X and Class Y shares mean higher dividends per share

After seven years, Class X shares convert into Class A shares, which reduces your future fund expenses	Unlike Class X shares, Class Y shares do not automatically convert into another class	Conversion features are not applicable

CDSC if shares are sold within six years: 5% in the first year, 4% in the second, 3% in the third and fourth years, 2% in the fifth, and 1% in the sixth year	CDSC of 1% is applicable if shares are sold in the first year after purchase	No sales charge when shares are sold back to a Fund 2

Investments of $250,000 or more may be rejected 3	Investments of $1,000,000 or more may be rejected 4	No maximum investment limit

_______________
1    Class A shares are included because Class X shares will convert to Class A shares after you hold the Class X shares for seven years.

2    A CDSC of up to 0.75% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder’s fee was paid.

3    This limit was calculated based on a seven year holding period.

4    This limit was calculated based on a one year holding period.

16

Buying, Selling and Exchanging Fund Shares

Buying Shares

Minimum Additional Investments—Class X & Class Y Shares

Additional investments (per Fund)	$100

To start an Automatic Asset

Accumulation Plan	$1,000

Additional Automatic Asset

Accumulation Plan per transaction	$50

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information.

Purchase price. The purchase or "offering" price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:
  New Year’s Day
  Martin Luther King, Jr. Day
  Presidents’ Day
  Good Friday
  Memorial Day
  Independence Day
  Labor Day
  Thanksgiving Day
  Christmas Day
  Other days when the New York Stock Exchange is not open.
Each Fund reserves the right not to determine NAV when:
  It has not received any orders to purchase, sell or exchange shares.
  Changes in the value of that Fund’s portfolio do not affect the NAV.
If current prices are not available for a security, or if Gartmore SA Capital Trust ("GSA"), as the Funds’ administrator, or its agent, determines a price does not represent fair value, a Fund’s investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

In-kind purchases. The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

Front-End Sales Charges

Class A shares

The chart below shows the applicable Class A shares front-end sales charges, which decrease as the amount of our investment increases.

			Dealer
	Sales Charge		Commission
	as a		as a
	percentage of		percentage
			of
	Offering	Amount	Offering
Amount of purchase	Price	Invested	Price

Less than $50,000	4.75%	4.99%	4.00%

$50,000 to $99,999	4.50	4.71	3.75

$100,000 to $249,999	3.50	3.63	3.00

$250,000 to $499,999	2.50	2.56	2.00

$500,000 to $999,999	2.00	2.04	1.75

$1 million or more	None	None	None

Class A Purchases not Subject to a Sales Charge

There are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. You can purchase $1 million or more in Class A shares of one or more Gartmore Funds (including the Funds) at one time, or you can utilize the Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts as described below. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 0.75% if you redeem any Class A share sold without a sales charge and for which a finder’s fee was paid within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class X, Class Y and Class A shares" below.) With respect to such purchases, the Distributor may pay dealers a finder’s fee of up to 0.75% on investments made in Class A shares of the Funds with no initial sales charge. The CDSC covers the finder’s fee paid by the Distributor to the selling dealer.

Class Y shares

Sales of Class Y shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

17

Buying, Selling and Exchanging Fund Shares

Waiver of Class Y sales charges

Both the front-end sales charge and the CDSC applicable to Class Y shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class Y shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.

Conversion of Class X shares

After you have held your Class X shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower Rule 12b-1 fee. We will also convert any Class X shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class X shares, you may receive fewer Class A shares than the number of Class X shares converted, but the total dollar value will be the same.

How to place your purchase order

If you wish to purchase additional Class X or Class Y shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase. You may only purchase Class X shares of a Fund if you currently hold Class X shares of that Fund or Class Y shares of a Fund if you currently hold Class Y shares of that Fund.

By mail. Complete and mail the purchase instructions with a personal check made payable to: Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Funds will not accept cash, credit cards, third-party checks, starter checks, credit card checks or money orders.

By wire. You can request that your bank transmit funds (federal funds) by wire to the Funds’ custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds.

By telephone. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must have already completed the appropriate section of the application to use the voice response system to make purchases. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday.

Through an authorized broker. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

On-line. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

Additional shareholder services

Shareholders are entitled to a wide variety of services by contacting:

Gartmore Funds	1-800-848-0920
Our customized voice-response system is available 24 hours a day, seven days a week. Customer Service Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed on the back cover, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.

For additional information on buying shares and shareholder services, call the Customer Service or contact your sales representative.

Selling Shares

You can sell or, in other words, redeem your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after a Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the

18

Buying, Selling and Exchanging Fund Shares

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Funds may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased may be delayed up to 10 business days from the date of the purchase to allow time for the check to clear.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances a Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about a Fund’s ability to make such a redemption in kind, see the SAI.

If you sell all of your Class X or Class Y shares of a Fund, you will not be able to buy Class X or Class Y shares, respectively, of that Fund in the future.

Restrictions on sales

You may not be able to sell your shares of a Fund or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

Signature Guarantee – Class X and Class Y shares

A signature guarantee is required under the following circumstances:
  if your account address has changed within the last 10 business days, or if the redemption check is made payable to anyone other than the registered shareholder, or if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or if the proceeds are mailed to any address other than the address of record, or if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

Contingent deferred sales charge (CDSC) on Class X, Class Y and Class A shares

You must pay a CDSC if you sell Class X shares within six years of purchase, unless you are entitled to a waiver. The amount of the sales charge will decrease as illustrated in the following chart:

							7
	1	2	3	4	5	6	years
Sale within	year	years	years	years	years	years	or more

Sales charge	5%	4%	3%	3%	2%	1%	0%

With respect to Class Y shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares of the Funds (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

	$1 million to	$4 million	$25 million
Amount of Purchase	$ 3,999,999	$ 24,999,999	or more

Amount of CDSC	0.75%	0.50%	0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Funds is described above, but the applicable CDSC for other Gartmore Funds are described in those funds’ prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder’s fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC.

We do not impose a CDSC on Class X, Class Y or Class A shares purchased through reinvested dividends and distributions. If you sell your Class X or Class Y shares and reinvest the proceeds in Class X or Class Y shares within 30 days, the Funds will deposit into your account an amount equal to any CDSC on Class X or Class Y shares you paid

19

Buying, Selling and Exchanging Fund Shares

(unless all Class X and Class Y shares are redeemed from your account). We will also waive the CDSC on Class X or Class Y shares if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder’s death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.

How to place your sale order

You can request the sale of your Class X and Class Y shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee—Class X and Class Y shares".

Capital gains taxes

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes –Selling and Exchanging Fund Shares" on page 23.

By telephone. Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. Customer Service Representatives are also available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day’s closing share price.

Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

By bank wire. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

By Automated Clearing House (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund (a voided check must be attached to your application). Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Funds written notice of its termination.)

By mail or fax. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

Through an authorized broker. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

On-line. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

Accounts with low balances – Class X and Class Y shares

If the value of your account holding Class X or Y shares of a Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a

20

Buying, Selling and Exchanging Fund Shares

$5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

Distribution Plan

In addition to the sales charges which you may pay for Class X and Class Y shares (and Class A shares after Class X conversion), the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class X, Class Y and Class A shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

Distribution and service fees

Under the Distribution Plan, Class X, Class Y and Class A shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

Fund/Class	As a % of daily net assets

Class X shares	0.85% (0.10% service fee)

Class Y shares	0.85% (0.10% service fee)

Capital gains taxes

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes—Selling and Exchanging Fund Shares" on page 23.

Class A shares	0.25% (distribution or service fee)

Because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

Exchanging Shares

You can exchange the shares you own for shares of another Fund within Gartmore Funds (except the Gartmore Morley Capital Accumulation Fund or any other Gartmore Fund not currently accepting purchase orders) as described below as long as both accounts have the same owner, and your first purchase in the new fund meets the fund’s minimum investment requirement. Beginning September 1, 2003, Class X shareholders of a Fund will be permitted to exchange their Class X shares for Class B shares of any other Gartmore Fund (including one of the other Funds) currently accepting purchase orders and Class Y shareholders of a Fund will be permitted to exchange their Class Y shares for Class C shares of any other such Gartmore Fund. Class X and Class Y shareholders will also be permitted to exchange their shares for Prime Shares of the Gartmore Money Market Fund. However, if you exchange out of Class X or Class Y shares of a Fund into Class B or Class C of another Gartmore Fund, respectively, (or into Prime Shares of the Gartmore Money Market Fund), you will not be permitted to exchange from Class B or Class C of the other Gartmore Fund (or Prime Shares of the Gartmore Money Market Fund) back into Class X or Class Y shares of the original Fund. In addition, you may not exchange Class X or Class Y shares of a Fund for Class X or Class Y shares of another Fund, respectively.

How to place your exchange order

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares—How to place your purchase order" on page 18 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can also call our customer service representatives at 1-800-848-0920, from 8 a.m. to 9 p.m., Eastern time, Monday through Friday. You can automatically request an exchange 24 hours a day, seven days a week, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days’ written notice to shareholders.

21

Buying, Selling and Exchanging Fund Shares

Excessive Exchange Activity

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund’s NAV. In addition, each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):
Fund	Exchange Fee

Gartmore Emerging Markets Fund	2.00%

Gartmore International Growth Fund	2.00%

Gartmore International Small Cap Growth Fund	2.00%

Gartmore Global Financial Services Fund	2.00%

Gartmore Global Utilities Fund	2.00%

Gartmore Global Health Sciences Fund	2.00%

Gartmore Worldwide Leaders Fund	2.00%

Gartmore Nationwide Leaders Fund	2.00%

Gartmore U.S. Growth Leaders Fund	2.00%

Gartmore Global Technology and Communications Fund	2.00%

Gartmore Micro Cap Equity Fund	1.50%

Gartmore Mid Cap Growth Fund	1.50%

Gartmore Millennium Growth Fund	1.50%

Gartmore Value Opportunities Fund	1.50%

Nationwide Small Cap Fund	1.50%

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

22

Distributions and Taxes

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

Distributions of Income Dividends

The Funds declare dividends daily and distribute them monthly. Income dividends (except as described below for the Gartmore Tax-Free Income Fund) are taxable to you as ordinary income, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). None of the distributions by the Funds are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

Gartmore Tax-Free Income Fund

Generally, income from the Tax-Free Income Fund will be exempt from federal income taxes, although it is possible that a portion could be taxable. Any taxable distributions will be reported on Form 1099. Although the distributions may be exempt from federal income taxes, they may be subject to state and local taxes. Please be aware that income that is exempt from federal income taxes may be considered in addition to taxable income for purposes of determining whether Social Security payments received by a shareholder are subject to federal income taxes. Certain income not subject to the normal federal income tax may be subject to the federal alternative minimum tax. To determine whether a tax-free fund is right for you, please speak with your tax adviser.

Distributions of Capital Gains

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains realized after May 5, 2003 are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"Buying a Dividend"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

Reinvesting Distributions

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions (other than on distributions of income exempt from federal income tax in the case of the Tax-Free Income Fund). You may request in writing a payment in cash if distributions are in excess of $5. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. No interest is paid during the time the check is outstanding.

Changing your distribution option If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Selling and Exchanging Fund Shares

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares after May 5, 2003 will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

Other Tax Information

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

23

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance for the Class X and Class Y shares for the past 5 years or, if the Class has not been in operation for the past five years, for the life of the Class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the year ended October 31, 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the Trust’s annual report, which is available upon request. Unless otherwise indicated, all other information was audited by other auditors. The tables include information for Class X (formerly Class B) shares for the period from May 11, 1998 to October 31, 1998 and for the years ended October 31, 1999, 2000, 2001 and 2002 and for the period ended April 30, 2003 and for Class Y (formerly Class C) shares for the period March 1, 2001 to October 31, 2001, for the year ended October 31, 2002 and for the period ended April 30, 2003.

24

Financial Highlights

Gartmore Bond Fund

	Investment Activities				Distributions				Ratios / Supplemental Data
	Net Asset Value, Begin- ning of Period	Net Invest- ment Income	Net Realized and Unreal- ized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Invest- ment Income	Total Distribu- tions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expen- ses to Average Net Assets	Ratio of Net Invest- ment Income to Average Net Assets	Portfolio Turnover (b)

Class X Shares (h)
Period Ended October 31, 1998 (c)	$9.52	0.23	0.23	0.46	(0.23)	(0.23)	$9.75	4.85% (e)	$490	1.81% (f)	4.93% (f)	70.31%
Year Ended October 31, 1999	$9.75	0.47	(0.67)	(0.20)	(0.47)	(0.47)	$9.08	(2.07%)	$1,662	1.68%	5.07%	64.26%
Year Ended October 31, 2000	$9.08	0.52	(0.33)	0.19	(0.52)	(0.52)	$8.75	2.15%	$1,707	1.64%	5.83%	72.80%
Year Ended October 31, 2001	$8.75	0.47	0.84	1.31	(0.48)	(0.48)	$9.58	15.33%	$2,935	1.72%	5.10%	42.47%
Year Ended October 31, 2002	$9.58	0.45	(0.15)	0.30	(0.45)	(0.45)	$9.43	3.26%	$3,548	1.62%	4.79%	27.66%
Period Ended April 30,. 2003 (g)	$9.43	0.21	0.28	0.49	(0.21)	(0.21)	$9.71	5.20% (e)	$3,731	1.59% (f)	4.33% (f)	8.01%

Class Y Shares (i)
Period Ended October 31, 2001 (d)	$9.19	0.25	0.40	0.65	(0.25)	(0.25)	$9.59	7.25% (e)	$162	1.74% (f)	4.77% (f)	42.47%
Year Ended October 31, 2002	$9.59	0.45	(0.15)	0.30	(0.45)	(0.45)	$9.44	3.26%	$272	1.62%	4.78%	27.66%
Period Ended April 30,. 2003 (g)	$9.44	0.21	0.28	0.49	(0.21)	(0.21)	$9.72	5.19% (e)	$239	1.59% (f)	4.33% (f)	8.01%

(a)  Excludes sales charge.
(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)  Shares first offered to the public on May 11, 1998.
(d)  For the period from March 1, 2001 (commencement of operations) through October 31, 2001. (e) Not annualized.
(f)   Annualized. (g) Unaudited.
(h)  Prior to September 1, 2003 designated as Class B shares.
(i)   Prior to September 1, 2003 designated as Class C shares.

25

Financial Highlights

Gartmore Tax-Free Income Fund

	Investment Activities		Distributions					Ratios / Supplemental Data
	Net Asset Value, Begin- ning of Period	Net Invest- ment Income	Net Realized and Unreal- ized Gains (Losses) on Invest- ments	Total from Invest- ment Activ- ities	Net Invest- ment Income	Net Realized Gains	Total Distribu- tions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expen- ses to Average Net Assets	Ratio of Net Invest- ment Income to Average Net Assets	Port- folio Turn- over (b)
Class X Shares (h)
Period Ended October 31, 1998 (c)	$10.48	0.20	0.18	0.38	(0.20)	—	(0.20)	$10.66	3.66% (e)	$1,477	1.66% (f)	3.94% (f)	28.88%
Year Ended October 31, 1999	$10.66	0.42	(0.83)	(0.41)	(0.43)	(0.04)	(0.47)	$9.78	(4.02%)	$3,746	1.56%	4.12%	42.26%
Year Ended October 31, 2000	$ 9.78	0.44	0.25	0.69	(0.44)	—	(0.44)	$10.03	7.27%	$4,601	1.55%	4.50%	7.08%
Year Ended October 31, 2001	$10.03	0.40	0.49	0.89	(0.42)	—	(0.42)	$10.50	9.06%	$5,592	1.60%	3.96%	7.29%
Year Ended October 31, 2002	$10.50	0.40	0.01	0.41	(0.40)	—	(0.40)	$10.51	4.05%	$6,445	1.58%	3.88%	27.77%
Period Ended April 30,. 2003 (g)	$ 10.51	0.19	0.06	0.25	(0.19)	—	(0.19)	$10.57	2.44% (e)	$6,862	1.57% (f)	3.72% (f)	7.15%

Class Y Shares (i)
Period Ended October 31, 2001 (d)	$10.32	0.22	0.16	0.38	(0.22)	—	(0.22)	$10.48	3.73% (e)	$ 115	1.62% (f)	3.98% (f)	7.29%
Year Ended October 31, 2002	$10.48	0.41	—	0.41	(0.40)	—	(0.40)	$10.49	4.06%	$ 221	1.59%	3.87%	27.77%
Period Ended April 30,. 2003 (g)	$ 10.49	0.18	0.08	0.26	(0.19)	—	(0.19)	$10.56	2.54% (e)	$ 554	1.57% (f)	3.72% (f)	7.15%

(a)  Excludes sales charge.
(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of share
(c) Shares first offered to the public on May 11, 1998.
(d)  For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(e)  Not annualized.
(f)   Annualized.
(g)  Unaudited.
(h)  Prior to September 1, 2003 designated as Class B shares.
(i)   Prior to September 1, 2003 designated as Class C shares.

26

Financial Highlights

Gartmore Government Bond Fund

	Investment Activities		Distributions					Ratios / Supplemental Data
	Net Asset Value, Begin- ning of Period	Net Invest- ment Income	Net Real- ized and Unreal- ized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Invest- ment Income	Net Real- ized Gains	Total Distribu- tions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period (000s)	Ratio of Expens- es to Average Net Assets	Ratio of Net Invest- ment Income to Average Net Assets	Ratio of Expen- ses (Prior to Re- imburse- ments) to Average Net Assets (b)	Ratio of Net Inves- tment Income (Prior to Re- imburse ments) to Average Net Assets (b)	Portfolio Turnover (c)

Class X Shares (i)
Period Ended October 31, 1998 (d)	$10.24	0.23	0.31	0.54	(0.23)	—	(0.23)	$ 10.55	5.29%(f)	$297	1.64% g)	4.59%(g)	1.86%(g)	4.37%(g)	59.52%
Year Ended October 31, 1999	$10.55	0.45	(0.61)	(0.16)	(0.45)	(0.05)	(0.50)	$ 9.89	(1.57%)	$1,148	1.64%	4.44%	1.65%	4.43%	51.86%
Year Ended October 31, 2000	$9.89	0.51	0.13	0.64	(0.51)	(0.02)	(0.53)	$ 10.00	6.72%	$1,129	1.63%	5.19%	1.63%	5.19%	107.86%
Year Ended October 31, 2001	$10.00	0.47	0.94	1.41	(0.47)	—	(0.47)	$ 10.94	14.41%	$4,024	1.64%	4.27%	1.68%	4.23%	159.68%
Year Ended October 31, 2002	$10.94	0.40	0.19	0.59	(0.40)	(0.20)	(0.60)	$ 10.93	5.80%	$6,067	1.58%	3.74%	1.58%	3.74%	99.42%
Period Ended April 30, 2003 (h)	$10.93	0.18	0.09	0.27	(0.18)	(0.19)	(0.37)	$ 10.83	2.46%(f)	$6,213	1.56% (g)	3.30%(g)	(k)	(k)	52.43%

Class Y Shares (j)
Period Ended October 31, 2001 (e)	$10.47	0.24	0.47	0.71	(0.24)	—	(0.24)	$ 10.94	6.89%(f)	$449	1.64%(g)	4.20%(g)	1.73%(g)	4.11%(g)	159.68%
Year Ended October 31, 2002	$10.94	0.40	0.19	0.59	(0.40)	(0.20)	(0.60)	$ 10.93	5.80%	$941	1.58%	3.72%	1.58%	3.72%	99.42%
Period Ended April 30, 2003 (h)	$10.93	0.18	0.09	0.27	(0.18)	(0.19)	(0.37)	$ 10.83	2.46%(f)	$1,809	1.56%(g)	3.26%(g)	(k)	(k)	52.43%

(a)  Excludes sales charge.
(b)  During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)  Shares first offered to the public on May 11, 1998.
(e)  For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)    Not annualized.
(g)  Annualized.
(h)   Unaudited.
(i)    Prior to September 1, 2003 designated as Class B shares.
(j)    Prior to September 1, 2003 designated as Class C shares. (k) There were no fee reductions during this period.

27

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28

Information from Gartmore Funds	Information from the Securities
and Exchange Commission (SEC)
Please read this Prospectus before you invest,
and keep it with your records. The following	You can obtain copies of Fund documents from
documents — which may be obtained free of	the SEC as follows:
charge — contain additional information about
the Funds:	In person:

• Statement of Additional Information (incorporated by reference into this Prospectus)	Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

• Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance)
By mail:
• Semi-Annual Reports	Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

(The SEC charges a fee to copy any
To obtain a document free of charge, contact	documents.)
us at the address or number listed below.
On the EDGAR database via
For additional information contact:	the Internet:
www.sec.gov
Gartmore Funds
P.O. Box 182205
By electronic request:
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)	publicinfo@sec.gov
For 24-hour access:	The Trust’s Investment Company Act
File No.: 811-08495
1-800-848-0920 (toll free) Customer Service
Representatives are available 8 a.m. - 9 p.m.
Eastern Time, Monday through Friday.
Also, visit the Gartmore Funds’ website at
www.gartmorefunds.com.

Gartmore Funds

P.O. Box 182205
Columbus, Ohio 43218-2205
www.gartmorefunds.com
GG-0210 3/03